Financial Instruments - Summary of Exposure to Credit Risk and ECLs for Loans and Advances (Detail) - Loans to consumers [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Gross carrying amount	$ 118	$ 40
Loss allowance	$ (11)	$ (9)
Current (not past due) [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	5.37%	7.19%
Gross carrying amount	$ 97	$ 29
Loss allowance	$ (5)	$ (2)
Credit- impaired	No	No
1 – 30 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	12.84%	42.85%
Gross carrying amount	$ 16	$ 5
Loss allowance	$ (2)	$ (2)
Credit- impaired	No	No
31 – 60 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	46.53%	79.55%
Gross carrying amount	$ 2	$ 3
Loss allowance	$ (1)	$ (2)
Credit- impaired	No	No
61 – 90 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	56.23%	80.80%
Gross carrying amount	$ 1	$ 1
Loss allowance	$ (1)	$ (1)
Credit- impaired	No	No
91 – 120 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	87.43%	100.00%
Gross carrying amount	$ 1	$ 1
Loss allowance	$ (1)	$ (1)
Credit- impaired	Yes	Yes
More than 121 days [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	91.12%	100.00%
Gross carrying amount	$ 1	$ 1
Loss allowance	$ (1)	$ (1)
Credit- impaired	Yes	Yes